SEGMENT AND GEOGRAPHICAL INFORMATION - Capital Expenditures and Depreciation and Amortization by Segment (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Segment Reporting Information Capital Expenditures and Depreciation and Amortization by Segment [Line Items]
Depreciation and amortization	$ 964	$ 1,797	$ 1,176
Steam Power Segment
Schedule Of Segment Reporting Information Capital Expenditures and Depreciation and Amortization by Segment [Line Items]
Depreciation and amortization		$ 806